The company - Agreements related to avdoralimab with Novo Nordisk and with AstraZeneca (Details) - IPH5201 agreement, with AstraZeneca - EUR (€) € in Millions	1 Months Ended
	Oct. 31, 2020	Jul. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment		€ 40.0
Upfront payment, shares issued		37.2
Upfront payment, cash		2.8
Payments for milestone	€ 1.0
Maximum payments to counter party upon achievement of certain milestones		€ 369.0